Employee benefit plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Y	Mar. 31, 2013	Mar. 31, 2012
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Number of years required for payment	2
Recognized asset for pension benefits	¥ 10,441	¥ 9,067
Excess percentage of the greater of the benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	15 years
Accumulated benefit obligation	233,885	231,321
Fair value of plan assets	220,873	191,674	159,652
Expected contributions to plans	7,455
Contributions to the defined contribution pension plans	3,425	3,600	3,741
Contributions to overseas defined contribution pension plans	8,667	7,448	7,882
Health care benefit cost	6,834	7,434	7,614
Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	90,660	104,811
Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	106,158	59,505
Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	24,055	27,358	22,236
Equities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	17.00%
Fair value of plan assets	26,730	30,568
Equities [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	26,730	30,568
Equities [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Equities [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Debt securities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	45.00%
Life insurance company general accounts [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	20.00%
Fair value of plan assets	42,735	26,448
Life insurance company general accounts [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	42,735	26,448
Life insurance company general accounts [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Other investments [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	18.00%
Fair value of plan assets	41,728	9,804
Other investments [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	41,728	9,804
Other investments [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Non-Japan plan [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	107	21
Non-Japan plan [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	32,953	25,296
Non-Japan plan [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	6,535	6,906
Fair value of real estate funds and annuities	6,535	6,906
Amount of sales of Level 3 assets	¥ 2,185